Accounts and notes receivables, net	6 Months Ended
Jun. 30, 2023
Accounts and notes receivables, net
Accounts and notes receivables, net

5.Accounts and notes receivables, net

Accounts and notes receivables are consisted of the following:

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Notes receivable	505	180
Accounts receivable	80,845	70,032
Less: allowance for doubtful accounts	(31,381)	(32,451)
Accounts receivable, net	49,969	37,761

The Group recognized the allowance for doubtful accounts of RMB135 and RMB1,840 for the six months ended June 30, 2022 and 2023, respectively. The Group recognized the write-off for doubtful accounts of nil and RMB770 for the six months ended June 30, 2022 and 2023, respectively